Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 15,328	¥ 12,911
Total derivative liabilities	¥ 16,368	13,833
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Trading account assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Trading account liabilities (Notes 15, 23 and 31)
Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 9,506	7,445
Total derivative liabilities	10,693	8,697
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,633	5,281
Total derivative liabilities	5,547	5,018
Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	123	90
Total derivative liabilities	158	128
Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	19	10
Total derivative liabilities	18	10
Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	47	80
Total derivative liabilities	62	90
Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	5
Total derivative liabilities	(110)	(110)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	15,323	12,906
Total derivative liabilities	16,367	13,833
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	9,506	7,445
Total derivative liabilities	10,693	8,697
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,628	5,276
Total derivative liabilities	5,546	5,018
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	123	90
Total derivative liabilities	158	128
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	19	10
Total derivative liabilities	18	10
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	47	80
Total derivative liabilities	62	90
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	5
Total derivative liabilities	(110)	(110)
Designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	5	5
Total derivative liabilities	1	0
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5	5
Total derivative liabilities	1	0
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	¥ 0	¥ 0